Fees Summary	Nov. 12, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	123,750,000
Final Prospectus	true